CONSOLIDATED CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues [Abstract]
Revenues			$ 14,659,000	$ 9,411,000	$ 21,135,000	$ 13,713,000
Cost of Revenue [Abstract]
Selling, general and administrative			17,305,000	14,063,000	28,606,000	33,862,000
Research and Development			28,000	96,000	255,000	1,099,000
Depreciation and amortization			6,301,000	3,757,000	9,803,000	6,897,000
Satellite impairment loss			18,407,000		0	6,606,000
Loss from operations			(39,299,000)	(20,129,000)	(41,395,000)	(46,248,000)
Other income (expense):
Gain/(loss) on debt extinguishment				284,000	284,000	(3,267,000)
Realized gain on conversion of notes						4,113,000
Unrealized (loss)/gain on derivative			(14,975,000)	(279,000)	(558,000)	541,000
Income/(loss) on equity method investment			963,000	(581,000)	(953,000)	(1,241,000)
Interest expense			(2,438,000)	(3,259,000)	(5,201,000)	(13,693,000)
Other income/(expense), net			(147,370,000)	281,000	103,000	(190,000)
Loss benefit income taxes			(203,119,000)	(23,683,000)	(47,720,000)	(59,985,000)
Income tax (provision) benefit			0		(0.0)	(0.0)
Loss from continuing operations			(203,119,000)	(23,683,000)	(47,720,000)	(59,985,000)
Discontinued operations:
Gain/(loss) from discontinued operations, before income taxes (including gain from disposal of Launch Division of $30,672 and $0 for the years ended December 31, 2020 and 2019, respectively)			(1,022,000)	28,960,000	28,185,000	(6,160,000)
Income tax (provision)benefit			0		0
(Loss)/gain from discontinued operations, net of tax			(1,022,000)	28,960,000	28,185,000	(6,160,000)
Net loss			(204,141,000)	5,277,000	(19,535,000)	(66,145,000)
Other Comprehensive Income (Loss), Tax			(541,000)		0
Other Comprehensive Income (Loss), Net of Tax			$ (204,682,000)	$ 5,277,000	$ (19,535,000)	$ (66,145,000)
Earnings Per Share [Abstract]
Loss from continuing operation			$ (0.69)	$ (0.31)	$ (0.55)	$ (2.23)
Gain/(loss) from discontinued operation, net of tax				0.37	0.32	(0.23)
Net loss per share of common stock			$ (0.69)	$ 0.06	$ (0.23)	$ (2.46)
Product [Member]
Revenues [Abstract]
Revenues			$ 3,543,000	$ 1,685,000	$ 2,398,000	$ 388,000
Cost of Revenue [Abstract]
Cost of Goods and Service, Excluding Depreciation, Depletion, and Amortization			3,367,000	5,184,000	10,535,000	399,000
Service [Member]
Revenues [Abstract]
Revenues			11,116,000	7,726,000	18,737,000	13,325,000
Cost of Revenue [Abstract]
Cost of Goods and Service, Excluding Depreciation, Depletion, and Amortization			8,550,000	6,440,000	13,331,000	11,098,000
Osprey Technology Acquisition Corp [Member]
Revenues [Abstract]
Revenues			0		0
Cost of Revenue [Abstract]
Formation and operating costs	$ 935,607	$ 198,382	3,137,239	456,708
Operating costs					3,136,234	264,346
Loss from operations	(935,607)	(198,382)	(3,137,239)	(456,708)	(3,136,234)	(264,346)
Other income (expense):
Change in fair value of warrant liability	(899,000)	(9,014,125)	(11,620,500)	(3,620,625)	(13,924,875)	(6,999,875)
Interest earned on marketable securities held in Trust Account	15,932	435,966	63,087	1,643,832	1,793,627	714,993
Unrealized loss on marketable securities held in Trust Account	(5,039)	(382,449)	(52)	(4,199)	3,447	(6,479)
Other income/(expense), net	(888,107)	(8,960,608)	(11,557,465)	(1,980,992)	(12,127,801)	(6,852,059)
Transaction costs						(560,698)
Loss benefit income taxes	$ (1,823,714)	(9,158,990)	$ (14,694,704)	(2,437,700)	(15,264,035)	(7,116,405)
Income tax (provision) benefit		$ 30,422		$ (248,414)	$ (1,361)	$ (93,275)
Basic and diluted weighted average shares outstanding, Class A Common Stock subject to possible redemption	31,625,000	28,488,312	28,793,444	28,226,868	27,639,376	28,129,383
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	7,906,250	11,042,938	9,314,206	11,304,382	11,891,874	7,814,396
Discontinued operations:
Net loss	$ (1,823,714)	$ (9,128,568)	$ (14,694,704)	$ (2,686,114)	$ (15,265,396)	$ (7,209,680)
Earnings Per Share [Abstract]
Loss from continuing operation	$ (0.23)	$ (0.83)	$ (1.58)	$ (0.34)	$ (1.39)	$ (0.98)
Osprey Technology Acquisition Corp [Member] | Class A Common Stock [Member]
Earnings Per Share [Abstract]
Loss from continuing operation					0.05	0.02
Osprey Technology Acquisition Corp [Member] | Class B Common Stock
Earnings Per Share [Abstract]
Loss from continuing operation					$ (1.39)	$ (0.98)
Common Stock Subject to Mandatory Redemption [Member] | Osprey Technology Acquisition Corp [Member]
Other income (expense):
Basic and diluted weighted average shares outstanding, Class A Common Stock subject to possible redemption	31,625,000	28,488,312	28,793,444	28,226,868
Earnings Per Share [Abstract]
Loss from continuing operation	$ 0.00	$ 0.04	$ 0.00	$ 0.04